Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Leases with initial term	12 months
Total operating lease expenses (in Dollars)	$ 3,241,799	$ 2,333,412	$ 2,636,019
Minimum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	1 year
Incremental borrowing rate	3.75%	3.95%
Maximum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	15 years
Incremental borrowing rate	5.00%	6.98%